SEGMENT REPORTING (Summary of Revenue Distribution by Country of Domicile) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SEGMENT REPORTING [Line Items]
Revenue	$ 100,443	$ 64,525	$ 71,187
Mainland China [Member]
SEGMENT REPORTING [Line Items]
Revenue	84,978	44,115	18,186
Hong Kong [Member]
SEGMENT REPORTING [Line Items]
Revenue	$ 15,465	$ 20,410	$ 53,001